UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   97 West Main Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Mark Lazarczyk
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Mark Lazarczyk     Goshen, New York    July 19, 2007
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		70
Form 13F Information Table Value Total:		$107,719

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      539     6220 SH	     SOLE	              6220        0      0
ALLIED WASTE INDUSTRIES	       COM		019589308      642    47700 SH	     SOLE                    47700        0      0
AMERICAN INTL GROUP INC	       COM		026874107     1907    27237 SH	     SOLE		     27237        0      0
AMGEN INC COM		       COM		031162100      208     3762 SH	     SOLE		      3711        0      0
AT & T INC		       COM		00206R102     1042    25116 SH	     SOLE		     25116        0      0
AUTO DATA PROCESSING	       COM		053015103     1405    28995 SH	     SOLE		     28995        0      0
BANK AMERICA CORP	       COM		060505104     5794   118531 SH 	     SOLE		    118531        0      0
BANK OF NY MELLON CORP	       COM		064058100     1307    31545 SH	     SOLE		     31545        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202     1843   115991 SH	     SOLE		    115991        0      0
BEST BUY INC		       COM		086516101     1516    32486 SH	     SOLE		     32486        0      0
BP AMOCO PLC		       COM		055622104     2570    35626 SH	     SOLE		     35626        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1920    60861 SH	     SOLE		     60861        0      0
C V S CORP DEL		       COM		126650100     2284    62680 SH	     SOLE		     62680        0      0
CARDINAL HEALTH INC	       COM		14149Y108     2074    29365 SH	     SOLE		     29365        0      0
CHEVRONTEXACO CORP	       COM		166764100     2879    34184 SH	     SOLE		     34184        0      0
CHUBB CORPORATION	       COM		171232101     2154    39796 SH	     SOLE		     39796        0      0
CISCO SYSTEMS INC	       COM		17275R102     3335   119770 SH       SOLE		    119770        0      0
CITIGROUP		       COM		172967101     1883    36716 SH	     SOLE		     36716        0      0
CITRIX SYSTEMS INC	       COM		177376100     1271    37750 SH	     SOLE		     37750        0      0
COMMUNITY BK OF ORANGE	       COM		203570106	37    10200 SH	     SOLE		     10200        0      0
CONOCOPHILLIPS 		       COM		20825c104      921    11742 SH	     SOLE		     11742	  0	 0
COVIDIEN LTD		       COM		G2552X108      312     7190 SH	     SOLE		      7190	  0	 0
E M C CORP MASS		       COM		268648102      618    34195 SH	     SOLE		     34195        0      0
ELECTRONIC DATA SYS CORP       COM		286661104      795    28675 SH	     SOLE		     28675        0      0
EMERSON ELECTRIC CO	       COM		291011104     2172    46430 SH	     SOLE		     46430        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     3968    47313 SH	     SOLE		     47313        0      0
FEDERAL NATL MTG ASSN	       COM		313586109     2011    30785 SH	     SOLE		     30785        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     3584    93627 SH	     SOLE		     93627        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     2395    11050 SH	     SOLE		     11050        0      0
HALLIBURTON COMPANY	       COM		406216101     2504    72600 SH	     SOLE		     72600        0      0
HOME DEPOT INC		       COM		437076102     2620    66588 SH	     SOLE		     66588        0      0
INTEL CORP		       COM		458140100     2780   117108 SH       SOLE		    117108        0      0
INTL BUSINESS MACHINES	       COM		459200101      755     7178 SH	     SOLE		      7178        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      857    16450 SH	     SOLE		     16450        0      0
JOHNSON & JOHNSON	       COM		478160104     3817    61949 SH	     SOLE		     61949        0      0
JP MORGAN CHASE & CO	       COM		46625H100     2080    42945 SH	     SOLE		     42945        0      0
KRAFT FOODS INC		       COM		50075N104      788    22378 SH	     SOLE		     22378        0      0
LOWES COMPANIES INC	       COM		548661107      350    11410 SH	     SOLE		     11410        0      0
M & T BANK CORP		       COM		55261F104      245     2300 SH	     SOLE		      2300        0      0
MCDONALDS CORPORATION	       COM		580135101      342     6742 SH	     SOLE		      6742        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102      906    11621 SH	     SOLE		     11621        0      0
METLIFE INC		       COM		59156R108     1372    21292 SH	     SOLE	             21292        0      0
MICROSOFT CORP		       COM		594918104     3019   102446 SH       SOLE		    102446        0      0
NORTHROP GRUMMAN CORP	       COM		666807102      420     5400 SH	     SOLE                     5400        0      0
NABORS INDS INC		       COM		G6359F103     1845    55300 SH	     SOLE		     55300        0      0
NEOPROBE CORP		       COM		640518106        2    10000 SH	     SOLE		     10000	  0	 0
ORACLE CORPORATION	       COM		68389X105     3259   165355 SH       SOLE		    165355        0      0
PEPSICO INCORPORATED	       COM		713448108     2473    38145 SH	     SOLE		     38145        0      0
PFIZER INCORPORATED	       COM		717081103     2361    92339 SH	     SOLE		     92339        0      0
PNC FINANCIAL SERVICES	       COM		693475105      629     8800 SH	     SOLE		      8800        0      0
PRECISION CASTPARTS CORP       COM		740189105      733     6040 SH	     SOLE		      6040        0      0
PROCTER & GAMBLE CO	       COM		742718109     2225    36373 SH	     SOLE		     36373        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     1008    74668 SH	     SOLE	                 0        0  74668
SARA LEE CORP		       COM		803111103      792    45550 SH	     SOLE		     45550        0      0
SCHLUMBERGER LTD	       COM 		806857108      287     3380 SH	     SOLE		      3380
SOVEREIGN BANCORP INC	       COM		845905108      880    41631 SH	     SOLE		     41631        0      0
SUPERVALU INC		       COM		868536103     1384    29881 SH	     SOLE 		     29881        0      0
SYSCO CORPORATION	       COM		871829107      949    28795 SH	     SOLE		     28795        0      0
THE CHARLES SCHWAB CORP	       COM		808513105     1595    77750 SH	     SOLE		     77750        0      0
THERMO ELECTRON CORP	       COM		883556102     2807    54290 SH	     SOLE		     54290        0      0
TIME WARNER INC		       COM		00184A105      874    41575 SH	     SOLE		     41575        0      0
TYCO ELECTRONICS LTD	       COM		G9144p105      287     7190 SH	     SOLE		      7190	  0	 0
TYCO INTL LTD NEW	       COM		902124106      242     7190 SH	     SOLE		      7190        0      0
UNITED PARCEL SERVICE B	       COM		911312106      335     4601 SH	     SOLE		      4601        0      0
VALLEY NATIONAL BANCORP	       COM		919794107      286    12723 SH	     SOLE		     12723        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2405    58423 SH	     SOLE		     58423        0      0
WAL-MART STORES INC	       COM		931142103     1916    39380 SH	     SOLE		     39380        0      0
WATERFORD WEDGEWOOD   	       COM		G94697102       .8    16000 SH 	     SOLE		     16000	  0	 0
WATSON PHARMACEUTICALS	       COM		942683103     1569    48250 SH	     SOLE		     48250        0      0
WELLS FARGO  & CO NEW	       COM		949746101      304     8646 SH	     SOLE		      8646        0      0